Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Income Tax Disclosure [Line Items]
Statutory Federal income tax rate	35.00%
Unrecognized tax benefits	$ 7,336,000	$ 9,142,000	$ 18,850,000
Amount that would affect the effective tax rate if recognized	5,000,000
Potential reduction in unrecognized tax benefits due to expiration of statutes or sustained tax positions	600,000
Recognized benefits in interest	300,000
Income tax penalties and interest accrued	2,900,000	3,000,000
Income tax penalties and interest accrued, net of deferred tax benefits	2,000,000	2,300,000
Federal deferred tax benefit	900,000	700,000
Anticipated Outcome During Next Twelve Months [Member]
Income Tax Disclosure [Line Items]
Amount that would affect the effective tax rate if recognized	$ 400,000